Prepayments, Receivables and Other Assets, Net - Schedule of Movement of Allowance of Doubtful Accounts (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 27,938	$ 28,063
Current year addition	4,564,990	(125)
Balance at end of the year	$ 4,592,928	$ 27,938